ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I (Details)	12 Months Ended
Dec. 31, 2024
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I
Restricted net assets (as a percent)	25.00%